CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 18,511	$ 20,391
Interest-bearing deposits	10,086	25,167
Federal funds sold	1,700	9,850
Total cash and cash equivalents	30,297	55,408
Securities:
Available-for-sale (amortized cost $403,403 and $346,892 as of Dec. 31, 2014 and December 31, 2013, respectively)	397,886	329,714
Held-to-maturity (fair market value $22,263 and $28,595 as of Dec. 31, 2014 and December 31, 2013, respectively)	21,985	27,839
Total securities	419,871	357,553
Loans, net of deferred fees	652,052	606,766
Allowance for loan and lease losses	(7,934)	(8,595)
Net loans	644,118	598,171
Bank premises and equipment, net	25,773	24,868
Other real estate owned	5	1,438
Bank owned life insurance	26,176	25,867
Goodwill	9,018	9,018
Deferred tax asset	5,097	9,946
Other assets	10,640	10,605
TOTAL ASSETS	1,170,995	1,092,874
Deposits
Noninterest-bearing	204,358	179,823
Interest-bearing	815,597	777,514
Total deposits	1,019,955	957,337
Securities sold under agreements to repurchase	22,834	18,095
Accounts payable and accrued liabilities	13,622	13,238
TOTAL LIABILITIES	1,056,411	988,670
SHAREHOLDERS' EQUITY
Common stock - $10 par value per share, 8,000,000 shares authorized; 4,900,576 and 5,021,012 shares issued and outstanding as of Dec. 31, 2014 and December 31, 2013, respectively	49,006	50,210
Retained earnings	67,609	62,900
Accumulated other comprehensive loss	(2,126)	(9,001)
TOTAL SHAREHOLDERS' EQUITY BEFORE NONCONTROLLING INTEREST - PREFERRED STOCK OF SUBSIDIARY	114,489	104,109
Noncontrolling interest - preferred stock of subsidiary	95	95
TOTAL SHAREHOLDERS' EQUITY	114,584	104,204
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,170,995	$ 1,092,874